Vanguard STAR Core-Plus Bond Fund Annual Fund Operating Expenses - ETF [Member] - Vanguard STAR Core-Plus Bond Fund - Institutional Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.20%